FORMER SAE CONVERTIBLE PREFERRED STOCK (Accrued paid and unpaid dividends) (Detail) (Convertible Preferred Stock [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Convertible Preferred Stock [Member]
Balance, Beginning	$ 1,072	$ 983	$ 894	$ 729	$ 654	$ 537
Accrual	0	131	131	90	131	131
Payment	0	(5,042)	(42)	0	(56)	(14)
Special dividend		5,000			0
Balances, Ending	$ 1,072	$ 1,072	$ 983	$ 819	$ 729	$ 654